Mezzanine Equity - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified			12 Months Ended				3 Months Ended					6 Months Ended	12 Months Ended			3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014 Special dividend [Member]	Sep. 30, 2014 Redeemable Common Stock [Member]	Mar. 31, 2014 Redeemable Common Stock [Member]	Mar. 31, 2013 Redeemable Common Stock [Member]	Dec. 31, 2013 Redeemable Convertible Preferred Stock [Member]	Sep. 30, 2013 Redeemable Convertible Preferred Stock [Member]	Jun. 30, 2013 Redeemable Convertible Preferred Stock [Member]	Mar. 31, 2013 Redeemable Convertible Preferred Stock [Member]	Mar. 31, 2012 Redeemable Convertible Preferred Stock [Member]	Sep. 30, 2014 Redeemable Convertible Preferred Stock [Member]	Mar. 31, 2014 Redeemable Convertible Preferred Stock [Member]	Mar. 31, 2013 Redeemable Convertible Preferred Stock [Member]	Mar. 31, 2012 Redeemable Convertible Preferred Stock [Member]	Mar. 31, 2014 Redeemable Convertible Preferred Stock [Member] Special dividend [Member]
Temporary Equity [Line Items]
Percentage of minority equity owners	15.00%
Major share holders equity securities amount	$ 549,119	$ 522,276
Mezzanine equity, shares outstanding				0	38,320	38,292				26,547		26,129	26,129	26,547
Preferred stock, dividend rate, percentage												2.50%	2.50%	2.50%	2.50%
Preferred Stock, dividend Rate													$ 0.020
Preferred stock conversion basis												One share for every 0.7692 share of common stock	One share for every 0.7692 share of common stock
Redeemable convertible preferred stock, per share												$ 0.78	$ 0.78
Annual dividend record date			Jan. 02, 2014										Mar. 15, 2014	Mar. 15, 2013	Mar. 15, 2012	Jan. 02, 2014
Dividend per share							$ 0.0221	$ 0.0221	$ 0.0221	$ 0.0196	$ 0.0180					$ 1.5900